Transactions with Related Parties - Compensation to the Company's Executive Director (Details) - Executive Director [member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Short-term employee benefits	$ 2,321	$ 3,425	$ 432
Total	$ 2,321	$ 3,425	$ 432